Acquisition of subsidiaries (Details)			12 Months Ended
	Oct. 27, 2021 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 SGD ($)
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired	20.00%
Consideration transferred	¥ 694,479,000			¥ 10,257,000
YGF Investment V Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest previously owned	20.00%
MINISO SG Pte. Ltd
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired				70.00%	70.00%
Consideration transferred				¥ 10,257,000	$ 2,100,000
Revenue acquired			¥ 19,073,000
Profit and loss			¥ 8,236,000
Consolidated revenue		¥ 9,117,348,000
Consolidated loss		¥ 1,445,632,000
YGF Investment
Disclosure of detailed information about business combination [line items]
Percentage of shares and voting interests acquired	80.00%
Consideration transferred	¥ 1,038,381,000